Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of number and weighted average exercise prices of share options
The following table reconciles awards outstanding at the beginning and the end of the year:

		Options		SARs		RSUs
	Weighted average remaining contractual life (in years)	Quantity	Weighted average exercise price per share, RUB	Quantity	Weighted average exercise price per share, RUB	Quantity	Weighted average grant date fair value per share
As at December 31, 2018	8.6	1,558,275	240	833,650	258	4,905,000	324

Granted	—	—	—	—	—	3,207,875	428
Forfeited	—	—	—	(180,750)	260	(1,795,000)	340

As at December 31, 2019	8.2	1,558,275	240	652,900	257	6,317,875	364

Granted	—	—	—	—	—	5,288,725	1,713
Exercised	—	—	—	(8,050)	260	(187,850)	326
Forfeited	—	—	—	(121,036)	258	(1,008,163)	411

As at December 31, 2020	8.2	1,558,275	240	523,814	257	10,410,587	1,047

Exercisable as at December 31, 2020	6.8	1,558,275	240	506,494	257	3,140,056	355

Summary of stockbased compensation expense
The following table summarizes total stock-based compensation expense / (reversal) by function for the years ended December 31, 2020, 2019 and 2018.

	2020	2019	2018
Fulfillment and delivery (note 6)	53	19	(18)
Sales and marketing (note 7)	81	14	(42)
Technology and content (note 8)	152	16	18
General and administrative (note 9)	358	141	124

	644	190	82

Summary of inputs to blackscholes model share options
The weighted average inputs used in the measurement of the fair values at grant date of the equity incentive plans for the years ended December 31, 2020, 2019 and 2018 are the following:

	2020	2019	2018
Expected annual volatility	48%	45%	42%
Expected term, years	4	4	4
Dividend yield	None	None	None
Risk-free interest rate	5.7%	7.3%	7.4%